Derivative and Hedging Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Balance Sheet Location and Fair Value of Derivatives

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of June 30, 2016 and December 31, 2015:

	Fair value
Derivative instruments, net	June 30, 2016	December 31, 2015
OTC	$4,038	1,441
GMWB	(236,215)	(147,290)
GMAB	(38,000)	(27,579)
MVLO	(18,131)	(18,525)
TRS	(929)	—
IRS	56,216	5,667

Total derivative instruments, net	$(233,021)	(186,286)

Location in balance sheets
Derivative asset	$68,267	15,064
Account balances and future policy benefit reserves	(292,346)	(193,394)
Derivative liabilities	(8,942)	(7,956)

Total derivative instruments, net	$(233,021)	(186,286)

The following table presents the balance sheet location and the fair value of the derivatives, including embedded derivatives, as of December 31:

	Fair value
Derivative instruments, net	2015	2014
OTC	$1,441	407
GMWB	(147,290)	(92,877)
GMAB	(27,579)	(16,870)
MVLO	(18,525)	(24,478)
Interest rate swaps	5,667	(785)

Total derivative instruments, net	$(186,286)	(134,603)

Location in balance sheets
Derivatives	$15,064	4,516
Account balances and future policy benefit reserves	(193,394)	(134,225)
Derivative liabilities	(7,956)	(4,894)

Total derivative instruments, net	$(186,286)	(134,603)

Gains or Losses Recognized In Income

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the six months ended June 30
		2016	2015
GMWB	Change in fair value of annuity and life embedded derivatives	$(88,925)	11,928
GMAB	Change in fair value of annuity and life embedded derivatives	(12,531)	747
MVLO	Change in fair value of annuity and life embedded derivatives	(100)	2,568

	Total change in fair value of annuity embedded derivatives	(101,556)	15,243
MVLO	Policy fees	388	261
MVLO	Policyholder benefits	106	43
IRS	Change in fair value of assets and liabilities	94,768	(12,554)
TRS	Change in fair value of assets and liabilities	6,354	—
Futures	Change in fair value of assets and liabilities	(16,372)	(7,939)
OTC	Change in fair value of assets and liabilities	(5,642)	(910)

	Total derivative loss	$(21,954)	(5,856)

The following table presents the gains or losses recognized in income on the various derivative instruments:

Derivative instruments, net	Location in statements of operations	Amount of gains (losses) on derivatives recognized for the years ended December 31
		2015	2014	2013
GMWB	Change in fair value of annuity and life embedded derivatives	$(54,413)	(101,961)	61,222
GMAB	Change in fair value of annuity and life embedded derivatives	(11,755)	(14,372)	11,899
MVLO	Change in fair value of annuity and life embedded derivatives	5,292	3,969	(1,575)

	Total change in fair value of annuity embedded derivatives	(60,876)	(112,364)	71,546
MVLO	Policy fees	534	681	1,061
MVLO	Policyholder benefits	127	98	248
Interest rate swaps	Change in fair value of assets and liabilities	23,296	93,758	(58,289)
Futures	Change in fair value of assets and liabilities	(11,861)	(26,878)	(20,684)
OTC	Change in fair value of assets and liabilities	692	232	—

	Total derivative loss	$(48,088)	(44,473)	(6,118)

Derivative Liabilities Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	June 30, 2016
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$68,267	—	68,267	(8,924)	(59,218)	125
Derivative liabilities	(8,942)	—	(8,942)	8,924	—	(18)

Net derivatives	$59,325	—	59,325	—	(59,218)	107

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

	December 31, 2014
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$4,516	—	4,516	(3,682)	(7)	827
Derivative liabilities	(4,894)	—	(4,894)	3,682	1,195	(17)

Net derivatives	$(378)	—	(378)	—	1,188	810

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

Derivative Assets Subject to Master Netting Arrangement

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	June 30, 2016
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$68,267	—	68,267	(8,924)	(59,218)	125
Derivative liabilities	(8,942)	—	(8,942)	8,924	—	(18)

Net derivatives	$59,325	—	59,325	—	(59,218)	107

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative asset	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.

The following tables present additional information about derivative assets and liabilities subject to an enforceable master netting arrangement as of the dates indicated:

	December 31, 2015
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$15,064	—	15,064	(7,907)	(4,121)	3,036
Derivative liabilities	(7,910)	—	(7,910)	7,907	—	(3)

Net derivatives	$7,154	—	7,154	—	(4,121)	3,033

	December 31, 2014
				Gross amounts not offset in the balance sheet
	Gross amounts recognized	Gross amounts offset in the balance sheet	Net amounts presented in the balance sheet	Financial instruments (1)	Collateral pledged/ received	Net amounts
Derivative assets	$4,516	—	4,516	(3,682)	(7)	827
Derivative liabilities	(4,894)	—	(4,894)	3,682	1,195	(17)

Net derivatives	$(378)	—	(378)	—	1,188	810

(1)

Represents the amount of assets or liabilities that could be offset by liabilities or assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Balance Sheets.